Subsequent event - Additional Information (Details)		3 Months Ended
	Apr. 01, 2020 USD ($) shares	Mar. 31, 2020 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Shares issue costs		$ 73,330
Share transaction
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued | shares	3,464,092
Gross proceeds from issuance	$ 3,561,304
Shares issue costs	$ 106,918